Income Tax - Schedule of Reconciliation the Statutory and Effective Tax Expenses (Parentheticals) (Details)	6 Months Ended
Sep. 30, 2025
Schedule of Reconciliation the Statutory and Effective Tax Expenses [Abstract]
Statutory tax rate	16.50%